Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 993,397,000	$ 947,371,000	$ 887,895,000	$ 987,779,000
Indefinite lived trade names	183,800,000	183,800,000
Amortization expense	26,933,000	27,427,000	27,631,000
Full Service Center Based Care
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	813,357,000			808,710,000
Backup Dependent Care
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	159,215,000			158,253,000
Other Educational Advisory Services
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 20,825,000			$ 20,816,000